Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at December 31, 2025:

	Carrying amount	Contractual cash flows
		2026	2027	2028	2029	2030	Thereafter
Cash and cash equivalents	$509,798	$509,798	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	52,091	52,091	—	—	—	—	—
Deferred receivables	23,477	6,332	14,258	708	699	691	789
Other financial assets	1,568	430	—	—	—	—	1,138
	$586,934	$568,651	$14,258	$708	$699	$691	$1,927

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at December 31, 2025 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	2026	2027	2028	2029	2030	Thereafter
Trade and other payables	$57,447	$57,447	$57,447	$—	$—	$—	$—	$—
Customer and other deposits	1,313	1,313	546	451	160	—	—	156
Satellite performance incentive payments	12,588	14,775	4,063	2,625	2,509	2,509	2,509	560
Derivative liabilities	832,432	832,432	832,432	—	—	—	—	—
Other financial liabilities	2,277	2,277	2,277	—	—	—	—	—
Indebtedness(1)	3,679,896	6,970,595	2,524,802	627,683	216,352	478,126	572,453	2,551,179
	$4,585,953	$7,878,839	$3,421,567	$630,759	$219,021	$480,635	$574,962	$2,551,895

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$233	$2,420
Indebtedness	$19,109	$1,146,443

Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at December 31, 2025	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$509,798	$—	$509,798	Level 1
Trade and other receivables	58,422	—	58,422	(1)
Other current financial assets	430	—	430	Level 1
Other long-term financial assets	18,283	—	18,283	Level 1
Trade and other payables	(57,447)	—	(57,447)	(1)
Other current financial liabilities	(25,205)	(832,432)	(857,652)	Level 2
Other long-term financial liabilities	(10,091)	—	(10,014)	Level 2, Level 3
Indebtedness(2)	(3,660,787)	—	(2,845,442)	Level 2
	$(3,166,597)	$(832,432)	$(3,183,622)
As at December 31, 2024	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$552,064	$—	$552,064	Level 1
Trade and other receivables	158,930	—	158,930	(1)
Other current financial assets	565	—	565	Level 1
Other long-term financial assets	9,767	—	9,767	Level 1
Trade and other payables	(158,276)	—	(158,276)	(1)
Other current financial liabilities	(26,483)	—	(26,272)	Level 2
Other long-term financial liabilities	(13,421)	(617,135)	(630,962)	Level 2, Level 3
Indebtedness(2)	(3,098,058)	—	(1,688,023)	Level 2
	$(2,574,912)	$(617,135)	$(1,782,207)

Schedule of Calculation of Fair Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
As at December 31	2025	2024
Term Loan B	79.21%	55.88%
2027 Senior Unsecured Notes	46.84%	40.66%
2027 Senior Secured Notes	77.41%	56.10%
2026 Senior Secured Notes	80.16%	56.72%
Telesat Lightspeed Financing	84.92%	—%

Schedule of Movements in Telesat Lightspeed Financing Warrants

The movements in Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
Balance on December 31, 2024	$519,948	$97,187	$617,135
Change in fair value	181,426	33,911	215,337
Impact of foreign exchange	(34)	(6)	(40)
Balance on December 31, 2025	$701,340	$131,092	$832,432